Offerings - Offering: 1	May 05, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Pursuant to Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, payment of the registration fee is being deferred. (2) An indeterminate number of debt securities is being registered as may from time to time be offered for sale at indeterminate prices.